UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                                     Washington, D.C. 20549

                                                               FORM 10-D

                                                ASSET-BACKED ISSUER
                        DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                                      THE SECURITIES EXCHANGE ACT OF 1934

                                          For the monthly distribution period
                                 from February 24, 2006 to March 28, 2006

                       Commission File Number of issuing entity: 333-121228-01
                                           CITIBANK CREDIT CARD ISSUANCE TRUST
                                      (Issuing Entity in respect of the Notes)
                    (Exact name of issuing entity as specified in its charter)

           DELAWARE                                 NOT APPLICABLE
  (State or other jurisdiction           (I.R.S. Employer Identification
of incorporation or organization              No. of issuing entity)
       of issuing entity)

                       Commission File Number of issuing entity: 333-121228-02
                                     CITIBANK CREDIT CARD MASTER TRUST I
                      Issuing Entity in respect of the Collateral Certificate)
                    (Exact name of issuing entity as specified in its charter)

           NEW YORK                                 NOT APPLICABLE
  (State or other jurisdiction           (I.R.S. Employer Identification
of incorporation or organization              No. of issuing entity)
       of issuing entity)


Commission File Number of sponsor Commission File Number of sponsor
and depositor: 333-121228                    and depositor: 333-121228-03

  CITIBANK (SOUTH DAKOTA),                             CITIBANK (NEVADA),
    NATIONAL ASSOCIATION                             NATIONAL ASSOCIATION
(Exact name of sponsor and                       (Exact name of sponsor and
       depositor as                                         depositor as
 specified in its charter)                          specified in its charter)

       46-0358360                                            88-0202961
    (I.R.S. Employer                                      (I.R.S. Employer
   Identification No.)                                   Identification No.)

c/o CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
701 EAST 60TH STREET, NORTH, MAIL CODE 1251
SIOUX FALLS, SOUTH DAKOTA                                 57117
(Address of principal executive                         (Zip Code)
offices of issuing entities)

                                                            (605) 331-2626
                                       (Telephone number, including area code)

                                                            NOT APPLICABLE
                   (Former name, former address, if changed since last report)

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                 Registered/reporting pursuant to
                   Section    Section    Section     Name of exchange
Title of class      12(b)      12(g)      15(d)     (If Section 12(b))

Citiseries, Class A notes                  [X]
Citiseries, Class B notes                  [X]
Citiseries, Class C notes                  [X]

     Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

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PART I  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

     The information required by Item 1121 of Regulation AB is provided in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the master trust's assets and the collateral certificate for the due period ending March 28th, 2006 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

     The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

     The issuance trust's primary asset -- and its primary source of funds for the payment of principal of and interest on the notes -- is a collateral certificate issued by Citibank Credit Card Master Trust I to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

     For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust's Registration Statement on Form S-3 (File No. 333-121228), as amended or supplemented to the date hereof.

PART II OTHER INFORMATION

Item 9.  Exhibits

    Exhibit No.       Description
    -----------       -----------

    99.1 Monthly Report for the Due Period ending March 28th,2006 and the related Payment Dates for the Notes.

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                                                              SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                                     CITIBANK (SOUTH DAKOTA),
                                                        NATIONAL ASSOCIATION,
as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and
                as Depositor and Servicer of Citibank Credit Card Master Trust I


Date:  April 17, 2006            By:  /s/ Douglas C. Morrison__
                                                           Douglas C. Morrison
                                                              Vice President


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